THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2007.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [X]; Amendment Number: 2

  This Amendment (Check only one.):   [ ] is a restatement.
                                      [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Berkshire Hathaway Inc.
Address:          1440 Kiewit Plaza
                  Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marc D. Hamburg
Title:    Vice President
Phone:    402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg            Omaha, NE                  May 14, 2007
-----------------------        --------------------       ---------------------
[Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number         Name
    28-5194                      General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  4
                                             ---------------

Form 13F Information Table Entry Total:             3
                                             ---------------

Form 13F Information Table Value Total:      $   492,803
                                             ---------------
                                              (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.        FORM 13F FILE NUMBER            NAME
      1.        28-10388                        BH Columbia Inc.
      2.        28-554                          Buffett, Warren E.
      3.        28-1517                         Columbia Insurance Company
      4.        28-717                          OBH Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2006

                                                                          Column 6
                                                                    Investment Discretion                          Column 8
                                          Column 4     Column 5   --------------------------                    Voting Authority
                 Column 2   Column 3       Market      Shares or                       (c)      Column 7      ----------------------
Column 1         Title of    CUSIP         Value       Principal   (a) (b) Shared -  Shared-      Other       (a)       (b)     (c)
Name of Issuer     Class     Number    (In Thousands)   Amount    Sole    Defined     Other      Managers     Sole     Shared   None
--------------   --------   --------   --------------  ---------  ---- ------------  -------    ---------     ----     ------   ----
Burlington
  Northern
  Santa Fe          Com   12189T 10 4        73,234      997,200           X                  1, 2, 3, 4      997,200
Norfolk Southern
  Corp              Com   655844 10 8       141,920    3,221,800           X                  1, 2, 3, 4    3,221,800
Union Pacific
  Corp              Com   907818 10 8       277,649    3,155,100           X                  1, 2, 3, 4    3,155,100
                                           --------
                                           $492,803
                                           ========